Financial instruments and risk management (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Equity attributable to the Company's shareholders	R$ (16,502)	R$ (4,278)	R$ 3,279	R$ 6,108
Equity attributable to Braskem Idesa	(2,811)	497
Equity attributable to the Company's shareholders - Ex Braskem Idesa	(13,691)	(4,775)
Third-party capital	98,381	105,853
Third-party capital - Braskem Idesa	24,671	22,738
Total third-party capital	73,710	83,115
Total capital	R$ 60,019	R$ 78,340